Investments, Including Investments Accounted For Using The Equity Method - Reconciliation of the Company's Investments in Equity Affiliates as Presented in Unconsolidated Affiliates on the Consolidated Balance Sheets (Detail) - USD ($)
	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Details
Beginning of period	$ 871,918	$ 657,528	$ 657,528	$ 47,263
Additional investments in unconsolidated affiliates	66,000		258,166	670,232
Distributions received	(2,700)		(16,515)	(32,000)
Sale of investment in unconsolidated affiliate				(31,780)
Equity in net income (loss) of unconsolidated affiliates	(8,231)	$ (44,161)	(27,261)	3,813
End of period	$ 926,987		$ 871,918	$ 657,528